As filed with the Securities and Exchange Commission on June 12, 2012

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

33 Whitehall Street, 10th Floor

New York, New York 10004

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill, President

33 Whitehall Street, 10th Floor

New York, New York 10004

(Name and Address of Agent for Service)

Copy to:

Adam R. Henkel U.S. Bancorp Fund Services, LLC 615 East Michigan Milwaukee, WI 53202	Francine J. Rosenberger K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DIREXION FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Combined Prospectus and Statement of Additional Information for the following funds:

Domestic Equity Index Funds

Direxion S&P 1500® DRRC Index Volatility Response Shares (VSPR)

(formerly Direxion S&P 1500® RC Volatility Response Shares)

Direxion S&P 600® DRRC Index Volatility Response Shares

Direxion S&P 500® DRRC Index Volatility Response Shares (VSPY)

(formerly Direxion S&P 500® RC Volatility Response Shares

International Funds

Direxion S&P Latin America 40 DRRC Index Volatility Response Shares (VLAT)

(formerly Direxion S&P Latin America 40 RC Volatility Response Shares)

Sector Funds

Direxion DWS NASDAQ Volatility Index Response Shares (QVOL)

and

Part C of Form N-1A;

Signature Page; and

Exhibits.

DIREXION SHARES ETF TRUST

PROSPECTUS

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

Domestic Equity Index Funds

Direxion S&P 1500® DRRC Index Volatility Response Shares (VSPR)

(formerly Direxion S&P 1500® RC Volatility Response Shares)

Direxion S&P 600® DRRC Index Volatility Response Shares

Direxion S&P 500® DRRC Index Volatility Response Shares (VSPY)

(formerly Direxion S&P 500® RC Volatility Response Shares)

International Funds

Direxion S&P Latin America 40 DRRC Index Volatility Response Shares (VLAT)

(formerly Direxion S&P Latin America 40 RC Volatility Response Shares)

Sector Funds

Direxion DWS NASDAQ Volatility Index Response Shares (QVOL)

[            ], 2012

The funds offered in this prospectus (collectively, the “Funds”) trade, or will trade, on NYSE Arca, Inc. and/or The NASDAQ Stock Market LLC (“the Exchanges”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF FUNDS

DIREXION S&P 1500® DRRC INDEX VOLATILITY RESPONSE SHARES

Investment Objective

The Direxion S&P 1500® DRRC Index Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P Composite 1500® Dynamic Rebalancing Risk Control Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	2.29%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	2.91%
Expense Cap/Reimbursement(2)	2.29%
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.62%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through March 1, 2014, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through March 1, 2014, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after March 1, 2014. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 63	$ 684

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the S&P Composite 1500® Dynamic Rebalancing Risk Control Index (the “Index”) and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments in order to gain exposure to the component securities in the Index. Currently, these financial instruments include exchange-traded funds (“ETFs”) and other investment companies, but financial instruments also may include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in the prices of a group of securities) over time. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a volatility target of 15% that adjusts the Index’s components among an allocation to the Stock

Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. The Fund reallocates exposure between the Stock Component and the Cash Component contingent on volatility levels of the S&P 1500® Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.

The Fund’s exposure to the Stock Component is derived by dividing the target volatility level of 15% by the calculated volatility of the S&P 1500® Index. The following table provides example exposure levels to the Stock Component that the Fund would have based on hypothetical volatility calculations.

Target Volatility	S&P 1500® Index Volatility	Exposure to the Stock Component	Exposure to the Cash Component
	10%	100%	0%
	15%	100%	0%
15%	25%	60%	40%
	50%	30%	70%
	75%	20%	80%
	100%	15%	85%

Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 15% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 85%.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

High Volatility in Rising Markets Risk

Pursuant to the Fund’s investment strategy, in periods of high volatility, the Fund will rebalance its portfolio and decrease exposure to the Stock Component and increase its exposure to the Cash Component. Due to the Fund’s increased exposure to the Cash Component during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies, and securities that provide exposure to small and/or mid capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Volatility Response Lag Risk

The Fund’s investments are designed to respond to volatility based on a comparison of historic and recent volatility levels of the securities in the Stock Component. However, because this calculation takes into account volatility over a period of time, there may be a lag between current volatility and the volatility reflected by the Index and the Fund’s investments. As such, in periods of rapidly changing volatility, the Fund may not immediately respond to current volatility.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION S&P 600® DRRC INDEX VOLATILITY RESPONSE SHARES

Investment Objective

The Direxion S&P 600® DRRC Index Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P SmallCap 600® Dynamic Rebalancing Risk Control Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.25%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.73%
Expense Cap/Reimbursement(2)	0.25%
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.48%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through March 1, 2014, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through March 1, 2014, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after March 1, 2014. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 49	$ 182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the S&P SmallCap 600® Dynamic Rebalancing Risk Control Index (the “Index”) and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments in order to gain exposure to the component securities in the Index. Currently, these financial instruments include exchange-traded funds (“ETFs”) and other investment companies, but financial instruments also may include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in the prices of a group of securities) over time. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a volatility target of 18% that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. The Fund reallocates exposure between the Stock Component and the Cash Component contingent on volatility levels of the S&P 600® Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.

The Fund’s exposure to the Stock Component is derived by dividing the target volatility level of 18% by the calculated volatility of the S&P 600® Index. The following table provides example exposure levels to the Stock Component that the Fund would have based on hypothetical volatility calculations.

Target Volatility	S&P 600® Index Volatility	Exposure to the Stock Component	Exposure to the Cash Component
	10%	100%	0%
	18%	100%	0%
18%	30%	60%	40%
	61%	30%	70%
	88%	20%	80%
	100%	18%	82%

Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 18% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 82%.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

High Volatility in Rising Markets Risk

Pursuant to the Fund’s investment strategy, in periods of high volatility, the Fund will rebalance its portfolio and decrease exposure to the Stock Component and increase its exposure to the Cash Component. Due to the Fund’s increased exposure to the Cash Component during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small Capitalization Company Risk

Investing in the securities of small capitalization companies, and securities that provide exposure to small capitalization companies, involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-

related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Volatility Response Lag Risk

The Fund’s investments are designed to respond to volatility based on a comparison of historic and recent volatility levels of the securities in the Stock Component. However, because this calculation takes into account volatility over a period of time, there may be a lag between current volatility and the volatility reflected by the Index and the Fund’s investments. As such, in periods of rapidly changing volatility, the Fund may not immediately respond to current volatility.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION S&P 500® DRRC INDEX VOLATILITY RESPONSE SHARES

Investment Objective

The Direxion S&P 500® DRRC Index Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P 500® Dynamic Rebalancing Risk Control Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund (1)	1.64%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.16%
Expense Cap/Reimbursement(2)	1.64%
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.52%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through March 1, 2014, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through March 1, 2014, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after March 1, 2014. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 53	$ 517

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the S&P 500® Dynamic Rebalancing Risk Control Index (the “Index”) and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments in order to gain exposure to the component securities in the Index. Currently, these financial instruments include exchange-traded funds (“ETFs”) and other investment companies, but financial instruments also may include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in the prices of a group of securities) over time. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a volatility target of 15% that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. The Fund reallocates exposure between the Stock Component and the Cash Component contingent on volatility levels of the S&P 500® Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.

The Fund’s exposure to the Stock Component is derived by dividing the target volatility level of 15% by the calculated volatility of the S&P 500® Index. The following table provides example exposure levels to the Stock Component that the Fund would have based on hypothetical volatility calculations.

Target Volatility	S&P 500® Index Volatility	Exposure to the Stock Component	Exposure to the Cash Component
	10%	100%	0%
	15%	100%	0%
15%	25%	60%	40%
	50%	30%	70%
	75%	20%	80%
	100%	15%	85%

Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 15% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 85%.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Volatility in Rising Markets Risk

Pursuant to the Fund’s investment strategy, in periods of high volatility, the Fund will rebalance its portfolio and decrease exposure to the Stock Component and increase its exposure to the Cash Component. Due to the Fund’s increased exposure to the Cash Component during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Volatility Response Lag Risk

The Fund’s investments are designed to respond to volatility based on a comparison of historic and recent volatility levels of the securities in the Stock Component. However, because this calculation takes into account volatility over a period of time, there may be a lag between current volatility and the volatility reflected by the Index and the Fund’s investments. As such, in periods of rapidly changing volatility, the Fund may not immediately respond to current volatility.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION S&P LATIN AMERICA 40 DRRC INDEX VOLATILITY RESPONSE SHARES

Investment Objective

The Direxion S&P Latin America 40 DRRC Index Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P Latin America 40 Dynamic Rebalancing Risk Control Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	2.30%
Acquired Fund Fees and Expenses	0.38%
Total Annual Fund Operating Expenses	3.13%
Expense Cap/Reimbursement(2)	2.30%
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.83%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through March 1, 2014, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees. In addition, Rafferty has contractually agreed to waive 0.10% of its Management Fees through March 1, 2014, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after March 1, 2014. This contractual waiver may be terminated at any time by the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the

Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 85	$ 749

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, will invest at least 80% of its net assets in the securities that comprise the S&P Latin America 40 Dynamic Rebalancing Risk Control Index (the “Index”) and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

The Fund may invest up to 20% of its assets in financial instruments in order to gain exposure to the component securities in the Index. Currently, these financial instruments include exchange-traded funds (“ETFs”) and other investment companies, but financial instruments also may include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets. Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in the prices of a group of securities) over time. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a volatility target of 18% that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index. The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. The Fund reallocates exposure between the Stock Component and the Cash Component contingent on volatility levels of the S&P Latin America 40 Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.

The Fund’s exposure to the Stock Component is derived by dividing the target volatility level of 18% by the calculated volatility of the S&P Latin America 40 Index. The following table provides example exposure levels to the Stock Component that the Fund would have based on hypothetical volatility calculations.

Target Volatility	S&P Latin America 40 Index Volatility	Exposure to the Stock Component	Exposure to the Cash Component
	10%	100%	0%
	18%	100%	0%
18%	30%	60%	40%
	61%	30%	70%
	88%	20%	80%
	100%	18%	82%

Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 18% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 82%.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

High Volatility in Rising Markets Risk

Pursuant to the Fund’s investment strategy, in periods of high volatility, the Fund will rebalance its portfolio and decrease exposure to the Stock Component and increase its exposure to the Cash Component. Due to the Fund’s increased exposure to the Cash Component during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Volatility Response Lag Risk

The Fund’s investments are designed to respond to volatility based on a comparison of historic and recent volatility levels of the securities in the Stock Component. However, because this calculation takes into account volatility over a period of time, there may be a lag between current volatility and the volatility reflected by the Index and the Fund’s investments. As such, in periods of rapidly changing volatility, the Fund may not immediately respond to current volatility.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No performance information is presented for the Fund because it does not have performance for a complete calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance is available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception in January of 2012.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DIREXION DWS NASDAQ VOLATILITY INDEX RESPONSE SHARES

Investment Objective

The Direxion DWS NASDAQ Volatility Index Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the DWS NASDAQ Volatility Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	0.25%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.74%
Expense Cap/Reimbursement(2)	0.05%
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.69%

(1)	Because the Fund is new, Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)

The Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through March 1, 2014, to the extent that the Fund’s Total Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 70	$ 226

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the DWS NASDAQ Volatility Index (the “Index”) and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments in order to gain exposure to the component securities in the Index. Currently, these financial instruments include exchange-traded funds (“ETFs”) and other investment companies, but financial instruments also may include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the NASDAQ-100 Index®, which includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ® Stock Market based on market capitalization. Volatility is a statistical measurement of the magnitude of asset price fluctuations (increases or decreases in the prices of a group of securities) over time. The Index is composed of equity securities of the NASDAQ-100 Index® (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a volatility target of 15% that adjusts the Index’s components among an allocation to the NASDAQ-100 Component and the Cash Component based upon realized historical volatility of the NASDAQ-100 Index®. As these volatility targets are met, the Index may be rebalanced as frequently as daily. However, regardless of whether volatility targets are met, the Index will rebalance at least monthly. The Fund reallocates exposure between the Stock Component and the Cash Component contingent on volatility levels of the NASDAQ-100 Index®. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.

The Fund’s exposure to the Stock Component is derived by dividing the target volatility level of 15% by the calculated volatility of the NASDAQ-100 Index® Index. The following table provides example exposure levels to the Stock Component that the Fund would have based on hypothetical volatility calculations.

Target Volatility	NASDAQ-100® Index Volatility	Exposure to the Stock Component	Exposure to the Cash Component
	10%	100%	0%
	15%	100%	0%
15%	25%	60%	40%
	50%	30%	70%
	75%	20%	80%
	100%	15%	85%

Based on historic volatility of the NASDAQ-100®, the percentage exposure to the NASDAQ-100 Component is expected to range between 15% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 85%. The Index is calculated on a total return basis which reinvests cash dividends. The Fund is not sponsored, endorsed, sold, or promoted by the NASDAQ Global Market® and the NASDAQ Global Market® makes no representations regarding the advisability of investing in the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

High Volatility in Rising Markets Risk

Pursuant to the Fund’s investment strategy, in periods of high volatility, the Fund will rebalance its portfolio and decrease exposure to the Stock Component and increase its exposure to the Cash Component. Due to the Fund’s increased exposure to the Cash Component during such time periods, the Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Volatility Response Lag Risk

The Fund’s investments are designed to respond to volatility based on a comparison of historic and recent volatility levels of the securities in the Stock Component. However, because this calculation takes into account volatility over a period of time, there may be a lag between current volatility and the volatility reflected by the Index and the Fund’s investments. As such, in periods of rapidly changing volatility, the Fund may not immediately respond to current volatility.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

The Fund has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Management

Investment Adviser

Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager

Paul Brigandi, the Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Fund and has served in this role since the Fund’s inception.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares only to Authorized Participants (typically, broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which is comprised of 50,000 Shares. Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer. Because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Income and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through those arrangements may be taxed later upon withdrawal of assets from them.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the investment adviser to each Fund. This Prospectus describes the exchange-traded funds (each a “Fund” and collectively, the “Funds”) noted below of the Trust.

The shares of certain of the Funds (“Shares”) are, or will be, listed on the NYSE Arca, Inc. and/or the NASDAQ® Stock Market (the “Exchanges”). When the Shares are listed and traded on the Exchanges, the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchanges and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index.

Shares may only be purchased from or redeemed with the Funds in Creation Units. As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds. Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

As used in this prospectus, the terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets one trading day to the close of the markets on the next trading day.

Each Fund seeks investment results, before fees and expenses, that track the index or benchmark noted below:

Fund	Index or Benchmark
Direxion S&P 1500® DRRC Index Volatility Response Shares	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® DRRC Index Volatility Response Shares	S&P SmallCap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® DRRC Index Volatility Response Shares	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
Direxion DWS NASDAQ Volatility Index Response Shares	DWS NASDAQ Volatility Index

To pursue these results, the Funds listed above currently use aggressive investment techniques such as engaging in swaps transactions. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty,” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. The Funds each seek 100% of the return of their benchmark indices, and to do this, Rafferty uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. In general, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Fund pursues its investment objective regardless of the market conditions and does not take defensive positions.

For each Fund, Rafferty seeks a correlation over time of 0.95 or better between a Fund’s performance and the performance of its underlying Index; a correlation of 1.00 would represent perfect correlation. To do this, each Fund generally may hold a representative sample of the securities in its benchmark index. The sampling of securities that is held by a Fund is intended to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the benchmark index. A Fund also may invest in securities that are not included in the index or may overweight or underweight certain components of the index. The Fund may invest up to 20% of its assets in financial instruments in order to gain exposure to the component securities in the Index. Currently, these financial instruments include exchange-traded funds (“ETFs”) and other investment companies, but financial instruments also may include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. Certain Fund’s assets may be focused in an industry or group of industries to the extent that the Fund’s benchmark index focuses in a particular industry or group of industries. In addition, each Fund offered in this prospectus is non-diversified, which means that it may invest in the securities of a limited number of issuers.

Each Fund is designed to provide investment returns, before fees and expenses, that track the performance of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its target due to fees and expenses, high portfolio turnover, transaction costs, significant purchase and redemption activity by Fund shareholders and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

The intra-day value of each Fund’s shares, otherwise known as the “indicative optimized portfolio value” or “IOPV,” which is disseminated by the Exchanges every 15 seconds throughout the business day, is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit on the prior business day. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day.

ADDITIONAL INFORMATION REGARDING RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their investment objectives. It is important that investors closely review and understand these risks before making an investment in any of the Funds. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Funds. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Adverse Market Conditions Risk	Adviser’s Investment Strategy Risk	Counterparty Risk	Credit Risk	Currency Exchange Rate Risk	Debt Instrument Risk	Depositary Receipt Risk	Derivatives Risk	Early Close/ Trading Halt Risk	Emerging Markets Risk	Equity Securities Risk	Foreign Securities Risk
Direxion S&P 1500® DRRC Index Volatility Response Shares	X	X	X	X		X		X	X		X
Direxion S&P 600® DRRC Index Volatility Response Shares	X	X	X	X		X		X	X		X
Direxion S&P 500® DRRC Index Volatility Response Shares	X	X	X	X		X		X	X		X
Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	X	X	X	X	X	X	X	X	X	X	X	X
Direxion DWS NASDAQ Volatility Index Response Shares	X	X	X	X	X	X	X	X	X		X	X

	Geographic Concentration Risk	High Portfolio Turnover Risk	High Volatility in Rising Markets Risk	Interest Rate Risk	Liquidity Risk	Market Risk	Non-Diversification Risk	Regulatory Risk	Risks of Investing in Other Investment Companies (including ETFs)	Small and/or Mid Capitalization Company Risk	Tax and Distribution Risk	Tracking Error Risk	Valuation Time Risk	Volatility Response Lag Risk	Special Risks of Exchange- Traded Funds
Direxion S&P 1500® DRRC Index Volatility Response Shares		X	X	X	X	X	X	X	X	X	X	X		X	X
Direxion S&P 600® DRRC Index Volatility Response Shares		X	X	X	X	X	X	X	X	X	X	X		X	X
Direxion S&P 500® DRRC Index Volatility Response Shares		X	X	X	X	X	X	X	X		X	X		X	X
Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Direxion DWS NASDAQ Volatility Index Response Shares		X	X	X	X	X	X	X	X		X	X		X	X

Adverse Market Conditions Risk

The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to its investment goals. This means that if the target index has fallen on a given day a Fund’s performance also should fall.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than conventional mutual funds or ETFs. There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, and interest rate swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements and other counterparty instruments also may be considered to be illiquid. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

A Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

In seeking exposure to foreign companies, changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

Funds that may invest in, or seek exposure to, debt instruments are subject to debt instrument risks. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, a Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Derivatives Risk

The Funds use investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, and other instruments that attempt to track the price movement of underlying securities or indices, which may be considered aggressive. The derivative instruments that the Funds may invest in are described in “Additional Information Regarding Investment Techniques and Policies.” Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. The derivatives that the Funds may invest in include:

•

Futures. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

•

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•

Options. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

•

Options on Futures Contracts. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

•

Swap Agreements. In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate. The terms of the instrument are generally negotiated by a Fund and its swap counterparty. In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

For each Fund, investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Foreign Securities Risk

A Fund indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular country or geographic region may be more volatile than a more geographically diversified fund.

High Volatility in Rising Markets Risk

Pursuant to each Fund’s investment strategy, in periods of high volatility, each Fund will rebalance its portfolio and decrease exposure to the Stock Component and increase its exposure to the Cash Component. Due to each Fund’s increased exposure to the Cash Component during such time periods, a Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

High Portfolio Turnover Risk

The Funds may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gain that will be taxable to shareholders as ordinary income.

Interest Rate Risk

Debt securities and securities that provide exposure to debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Liquidity Risk

Some securities held by the Funds, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. The Funds typically would lose value on a day when its underlying index declines.

Non-Diversification Risk

Each Fund is non-diversified. A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk

Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because closed end investment companies and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Small and/or Mid Capitalization Company Risk

Certain Funds may invest in the securities of small and/or mid capitalization companies and securities which provide exposure to small and/or mid capitalization companies. Such investment involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies. Small and mid capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Tax and Distribution Risk

The Funds may have high portfolio turnover which causes the Funds to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Funds rarely generate long-term capital gain or loss. Each Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions. Because each Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of a Fund’s net assets if a Fund distributes this income after a decline in its net assets. Shareholders in the Funds on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Funds’ status as regulated investment companies might be affected if the Internal Revenue Service did not accept the Funds’ treatment of certain transactions involving derivatives, the Funds’ ability to engage in these transactions may be limited.

Tracking Error Risk

Each Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of certain Funds that track a foreign market index can vary from the performance of that index.

Volatility Response Lag Risk

Each Fund’s investments are designed to respond to volatility based on a comparison of historic and recent volatility levels of the securities in the Stock Component. However, because this calculation takes into account volatility over a period of time, there may be a lag between current volatility and the volatility reflected by a Fund’s index and its investments. As such, in periods of rapidly changing volatility, a Fund may not immediately respond to current volatility.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchanges, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of a Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund. There is no guarantee that an active secondary market will develop for Shares of the Funds.

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent

Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended, (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances. The Trust can postpone payment of redemption proceeds for any period during which (1) the Exchanges are closed other than customary weekend and holiday closings, (2) trading on the Exchanges is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

UNDERLYING INDEX LICENSORS

NASDAQ Indices. The Direxion Shares ETF Trust’s Direxion DWS NASDAQ Volatility Index Response Shares are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Direxion NASDAQ Volatility Response Shares. The Corporations make no representation or warranty, express or implied to the owners of the Direxion DWS NASDAQ Volatility Index Response Shares or any member of the public regarding the advisability of investing in securities generally or in the Direxion DWS NASDAQ Volatility Index Response Shares particularly. The Corporations’ only relationship to Rafferty Asset Management, LLC (“Licensee”) is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, and NASDAQ-100 Equal WeightedSM Index, Index registered trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ-100 Equal WeightedSM Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Direxion DWS NASDAQ Volatility Index Response Shares. NASDAQ OMX has no obligation to take the needs of the Licensee or the Direxion DWS NASDAQ Volatility Index Response Shares into consideration in determining, composing or calculating the NASDAQ-100 Equal WeightedSM Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Direxion DWS NASDAQ Volatility Index Response Shares to be issued or in the determination or calculation of the equation by which the Direxion DWS NASDAQ Volatility Index Response Shares is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Direxion DWS NASDAQ Volatility Index Response Shares.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTEDSM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIREXION NASDAQ-100® EQUAL WEIGHTED SHARES AND DIREXION DWS NASDAQ VOLATILITY INDEX RESPONSE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTEDSM INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTEDSM INDEX OR ANY DATA INCLUDED

THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard and Poor’s Index. S&P Composite 1500® Dynamic Rebalancing Risk Control Index, S&P SmallCap 600® Dynamic Rebalancing Risk Control Index, S&P 500® Dynamic Rebalancing Risk Control Index and the S&P Latin America 40 Dynamic Rebalancing Risk Control Index (collectively, the “S&P Indices”) is a trademark of The McGraw-Hill Companies, Inc., and have been licensed for use by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P Indices which are determined, composed and calculated by S&P or its third party licensors without regard to the Funds. S&P has no obligation to take the needs of the Funds or the owners of the Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination the net asset value of the Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR

CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund that are listed for trading on the secondary market on the Exchanges can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 50,000 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds’ Exchange trading symbols are as follows:

Fund	Symbol
Direxion S&P 1500® DRRC Index Volatility Response Shares	VSPR
Direxion S&P 600® DRRC Volatility Response Shares
Direxion S&P 500® DRRC Index Volatility Response Shares	VSPY
Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	VLAT
Direxion DWS NASDAQ Volatility Index Response Shares	QVOL

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units, as discussed in the “Creations, Redemptions and Transaction Fees” section below. A Creation Unit consists of 50,000 Shares.

For information about acquiring Shares through a secondary market purchase, please contact your broker. If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants. DTC serves as the securities depository for all Shares. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

SHORT-TERM TRADING

Rafferty expects that some portion of the Funds’ assets may come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading of Fund Shares could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly adverse tax consequences to a Fund’s shareholders. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. These investors are known as “Authorized Participants.” Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of Creation Units. To purchase Creation Units directly from a Fund, you must deposit with the Fund a basket of securities and/or cash. Each Business Day, prior to the opening of trading on the Exchanges, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit will change from time to time. Each Fund reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, eligible for transfer through the clearing process (discussed below) or the Federal Reserve System or eligible for trading by an Authorized Participant or the investor for which it is acting. For such custom orders, “cash in lieu” may be added to the Balancing Amount (defined below). The Balancing Amount and any “cash in lieu” must be paid to the Trust on or before the third Business Day following the Transmittal Date. You must also pay a Transaction Fee, described below, in cash.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket).

All purchase orders for Creation Units must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Redemption of Creation Units. Redemption proceeds will be paid either in cash or in-kind with a basket of securities (“Redemption Securities”). In most cases, Redemption Securities will be the same as Deposit Securities on a given day. There will be times, however, when the Deposit and Redemption Securities differ. The composition of the Redemption Securities will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash. If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Fund may in its sole discretion permit. Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Transaction Fees on Creation and Redemption Transactions. Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction. Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. However, in no instance will the fees charged exceed 2% of the value of the Creation Units subject to the transaction. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

The table on the next page summarizes the components of the Transaction Fees.

Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Direxion S&P 1500® DRRC Index Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P 600® DRRC Index Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P 500® DRRC Index Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion S&P Latin America 40 DRRC Index Volatility Response Shares	$250	Up to 300% of NSCC Amount	$250	Up to 0.15%
Direxion DWS NASDAQ Volatility Index Response Shares	$500	Up to 300% of NSCC Amount	$500	Up to 0.15%

*	As a percentage of the amount invested.

MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. As of May 31, 2012, the Adviser had approximately $6.729 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets:

Advisory Fees Charged
All Funds	0.45%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. Bank of New York Mellon serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. The Distributor is not affiliated with the Adviser, Rafferty or the Funds’ transfer agent.

PAYMENTS BY RAFFERTY

Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by Rafferty from management fees paid to Rafferty by the Funds. Such activities by Rafferty may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give Rafferty additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

DISTRIBUTIONS

Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash. The Funds may have high portfolio turnover, which will cause the Funds to generate significant amounts of taxable income. The Funds will generally need to distribute this income in order to satisfy certain tax requirements. As a result of a Fund’s high portfolio turnover, a Fund could make large and/or frequent distributions.

Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service,

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consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Each Fund intends to qualify each year for taxation as a “regulated investment company.” If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

Taxes on Distributions. Dividends from a Fund’s investment company taxable income – generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid – will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you through 2012 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations – subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2012, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Because of the possibility of high portfolio turnover, the Funds may generate significant amounts of taxable income. Accordingly, the Funds may need to make large and/or frequent distributions. A substantial portion of this income is typically short-term capital gain or loss which will generally be treated as ordinary income when distributed to shareholders.

Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.

Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable

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at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units. A person who purchases Shares of a Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares are Sold.”

Miscellaneous. A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.

Non-U.S. Shareholders. “A “non-U.S. shareholder” is an investor that, for federal income tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, this disclosure assumes that a non-U.S. shareholder’s ownership of Shares in a Fund is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States. This disclosure does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. Such shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an Internal Revenue Service (“IRS”) Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, federal income tax will not apply to gain realized on the sale or other disposition of shares of a Fund or to any Fund distributions designated as capital gain dividends, short-term capital gain dividends, or interest-related dividends.

The exemption for short-term capital gain dividends and interest-related dividends applies only with respect to a Fund taxable year ending on or before October 31, 2012, unless legislation is enacted extending this exemption to later taxable years. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by the Fund (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for such taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to certain original discount, interest on obligations in registered form (with certain exceptions), interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company, reduced by expenses that are allocable to such income. Depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

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In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.

More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

No financial information is available for the Direxion S&P 600® DRRC Index Volatility Response Shares and the Direxion DWS NASDAQ Volatility Index Response Shares, because those Funds had not commenced operations prior to the date of this Prospectus.

No financial information is available for the Direxion S&P 1500® DRRC Index Volatility Response Shares, Direxion S&P 500® DRRC Index Volatility Response Shares and the Direxion S&P Latin America 40 DRRC Index Volatility Response Shares because those Funds do not have returns for a full calendar year.

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PROSPECTUS

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
33 Whitehall Street, 10th Floor
New York, New York 10004

Call:	866-476-7523

By Internet:	www.direxionshares.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-22201

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

866-476-7523

The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each a “Fund” and collectively, the “Funds”) to the public. The shares of the Funds (“Shares”) offered in this Statement of Additional Information (“SAI”) trade, or will trade, on the NYSE Arca, Inc. or The NASDAQ Stock Market LLC. This SAI relates to the Funds listed below.

Domestic Equity Index Funds

Direxion S&P 1500® DRRC Index Volatility Response Shares (VSPR)

(formerly Direxion S&P 1500® RC Volatility Response Shares)

Direxion S&P 600® DRRC Index Volatility Response Shares

Direxion S&P 500® DRRC Index Volatility Response Shares (VSPY)

(formerly Direxion S&P 500® RC Volatility Response Shares)

International Funds

Direxion S&P Latin America 40 DRRC Index Volatility Response Shares (VLAT)

(formerly Direxion S&P Latin America 40 RC Volatility Response Shares)

Sector Funds

Direxion DWS NASDAQ Volatility Index Response Shares (QVOL)

[            ], 2012

This SAI, as dated above, is not a prospectus. It should be read in conjunction with the Funds’ prospectus dated [            ], 2012 (“Prospectus”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

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ii

THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 134 separate series or “Funds.”

The Funds seek to provide investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of certain of the Funds are listed for trading on the secondary market on an exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the “Purchases and Redemptions” section below.

The Funds offered in this SAI trade, or will trade, on the NYSE Arca, Inc. and/or The NASDAQ Stock Market LLC (each an “Exchange” and collectively, the “Exchanges”).

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain tax-related diversification standards at the end of each quarter of its taxable year.

EXCHANGE LISTING AND TRADING

The Shares of certain of the Funds will be listed on an Exchange. If the Shares (which are redeemable only when aggregated in Creation Units) trade on an Exchange, they may trade at prices that differ to some degree from their net asset value. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. An Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of an Exchange, makes further dealings on an Exchange inadvisable. An Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As is the case of other stocks traded on each Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) may, from time to time, make payments to certain market makers in the Trust’s shares. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the

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national securities exchange on which a Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund as a particular point in time, nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours is such holdings do not trade in the U.S. The Funds are not involved in, nor responsible for, the calculation or dissemination of the IOPV and make no representations or warranty as to its accuracy.

INVESTMENT POLICIES AND TECHNIQUES

The Funds generally invest at least 80% of their net assets (plus any borrowings for investment purposes) in the securities of an index and/or: investments that have economic characteristics that are substantially identical to the economic characteristics of the securities of their respective Index. The Funds may also invest up to 20% of their assets in financial instruments that provide exposure to their respective index, which include: futures contracts; options on securities, indices and futures contracts; equity caps collars and floors; swap agreements; forward contracts; short positions; reverse purchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. The Funds also generally hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In particular, the Funds below seek to track the following investment indices or benchmarks:

Fund	Index or Benchmark
Direxion S&P 1500® RC Volatility Response Shares	S&P Composite 1500® Dynamic Rebalancing Risk Control Index
Direxion S&P 600® RC Volatility Response Shares	S&P Small Cap 600® Dynamic Rebalancing Risk Control Index
Direxion S&P 500® RC Volatility Response Shares	S&P 500® Dynamic Rebalancing Risk Control Index
Direxion S&P Latin America 40 RC Volatility Response Shares	S&P Latin America 40 Dynamic Rebalancing Risk Control Index
Direxion NASDAQ Volatility Response Shares	DWS NASDAQ-100® Volatility Target Index

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an ETF is that its returns will fluctuate and you could lose money. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. government has already taken a number of unprecedented actions

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designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. The Funds may be both buyers and sellers of these instruments. In addition, the Funds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.

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Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

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Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging

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purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under Subchapter M of Chapter 16/Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”)(“RIC”). See “Dividends, Other Distributions and Taxes.”

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign

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currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment

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or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty, the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

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Total Return Swaps

A Fund may enter into total return swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each total return swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any total return swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange or OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act (the “CEA”) and is not subject to registration or regulation as such under the CEA. However, the registration exclusion was amended in February 2012. If a Fund previously qualified for the exclusion under Rule 4.5 and the Fund does not qualify for the amended exclusion, it will have to register with the CFTC on the later of December 31, 2012, or within 60 days after the CFTC adopts final rules defining “swaps” and establishing margin requirements for such instruments. Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendment to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

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(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon (“BNYM”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the NYSE Arca, Inc.and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale

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transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange

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may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged

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call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

Open-End and Closed-End Investment Companies. The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an ETF that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions. A Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Funds may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange. A Fund may also invest in exchange-traded notes (“ETN”), which are structured debt securities. Additionally, a Fund may invest in swap agreements referencing ETFs. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs share expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When a Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. If a Fund invests

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in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the same index as the Fund. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase

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agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2)  otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the

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particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Sponsored Enterprises (“GSE”)

GSE securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by the Fannie Mae© and Freddie Mac©, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit

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Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

Lending Portfolio Securities.

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities, shares of registered and unregistered money market funds and cash as collateral with a Fund. The collateral must be equal to at least 100%

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of the market value of the loaned securities, which will be marked to market daily. The value of this collateral could decline, causing the Fund to experience a loss. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. A Fund could lose money from securities lending if, for example, it is delayed or prevented from selling the collateral after a loan is made, in recovering the securities loaned or if the Fund incurs losses on the reinvestment of cash collateral. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover will vary. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; and (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements.

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval.

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For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.	Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or

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evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

No brokerage commissions are provided for the Funds because they are newly organized and therefore have not yet completed their initial fiscal year.

PORTFOLIO HOLDINGS INFORMATION

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Fund’s portfolio holdings will be made available on the Funds’ website at www.direxionshares.com each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IOPV, which contain portfolio holdings information, is made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units. Such entities may be limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IOPV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

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In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from BNYM and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The CCO and senior officers of Rafferty, BNYM and Alaric regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and BNYM with respect to the Funds’ investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, BNYM, Alaric or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

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Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 134 portfolios within the Trust, 30 portfolios within the Direxion Funds and 1 portfolio within Direxion Insurance Trust. The Independent Trustees constitute three-quarters of the board of trustees of Trust.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2011. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 44	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	None.

	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

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Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel J. Byrne Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	163	Director, Eclipse Funds (2 Funds), Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (14 Funds), MainStay VP Fund Series (28 Funds).

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne: Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation. He has served as a director of a civic organization. He also has multiple years of service as a Trustee.

Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty.

Gerald E. Shanley III: Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm. He is a certified public accountant and has a JD degree. He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust. He has served on the boards of several charitable and not for profit organizations. He also has multiple years of service as a Trustee.

John Weisser: Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies. He also has multiple years of service as a Trustee.

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Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill Age: 44	President	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	134	N/A

	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Bernard “Bob” Frize Age: 44	Chief Compliance Officer	One Year; Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

Angela Brickl Age: 36	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May - August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

As of the calendar year ended December 31, 2011, no Trustee owns Shares of any Fund. The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2011:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0

(1)

The “Direxion Family of Investment Companies” consists of: (1) the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC; (2) Direxion Funds, which currently offers for sale to the public 28 funds; and (3) the Direxion Insurance Trust, which currently offers for sale to the public 1 fund.

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The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the estimated compensation to be earned by each Trustee for the Trust’s fiscal year ending October 31, 2011:

Name of Person, Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustees

Daniel D. O’Neill	$0	$0	$0	$0

Disinterested Trustees

Daniel J. Byrne	$75,000	$0	$0	$95,000

Gerald E. Shanley III	$75,000	$0	$0	$95,000

John Weisser	$75,000	$0	$0	$95,000

(1)	Costs associated with Trustee compensation are allocated across the operational Funds based on the net assets of each Fund in the Trust.
(2)	For the fiscal year ended October 31, 2011 trustees’ fees and expenses in the amount of $225,000 were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of January 31, 2012, the following shareholders were considered to be either a principal shareholder or control person of a Fund:

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Direxion S&P 1500 RC Volatility Response Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	97.77%

Direxion S&P 500 RC Volatility Response Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
J.P. Morgan Chase Clearing, Corp. 3 Chase Metrotech Center, Proxy Dept. Brooklyn, NY 11245	J.P. Morgan Securities LLC	NY	90.91%

Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	N/A	N/A	8.75%

Direxion S&P Latin America 40 RC Volatility Response Shares

Name and Address	Parent Company	Jurisdiction	% Ownership
Deutsche Bank Securities, Inc./Cedar 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	Deutsche Bank Securities Inc.	DE	96.77%

In addition, as of January 31, 2012, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Funds pay Rafferty 0.45% at an annual rate based on their average daily net assets.

Each Fund is responsible for its own operating expenses. Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through March 1, 2014, to the extent that they exceed 0.65% of the daily net assets of each Fund.

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This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

Additionally, for the Direxion S&P 1500® DRRC Index Volatility Response Shares, Direxion S&P 600® DRRC Index Volatility Response Shares, Direxion S&P 500® DRRC Index Volatility Response Shares and Direxion S&P Latin America 40 DRRC Index Volatility Response Shares, Rafferty has contractually agreed to waive 0.10% of its management fees through March 1, 2014, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after March 1, 2014. This contractual waiver may be terminated at any time by the Board.

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

No advisory fees are provided for the Funds because they are newly organized and therefore have not yet completed their initial fiscal year.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and Rafferty have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Managers

An investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. Paul Brigandi, each Fund’s Portfolio Manager, is primarily responsible for the day-to-day management of the Funds.

In addition to the Funds, each member of the investment team manages the following other accounts as of October 31, 2011:

Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	84	$8.56 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0

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Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Other Accounts	1	$27.8 million	0	$0

Rafferty manages other accounts with investment objectives similar to that of the Funds. In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, the portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts. Another potential conflict could include the portfolio managers’ knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. This could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another. The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment team do not own any shares of the Funds as of October 31, 2011.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information. The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov.

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Fund Administrator, Index Receipt Agent, Fund Accounting Agent, Transfer Agent and Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Funds’ transfer agent, administrator, custodian and index receipt agent. Rafferty also performs certain administrative services for the Funds.

Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for the administration and management services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.04% on net assets, with a minimum annual complex fee of approximately $200,000. For the accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets of 0.03% and a minimum annual complex fee of approximately $160,000. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Pursuant to a Custodian Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0075% and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

No administrative and management services fees or custodian fees are shown for the Funds because they are newly organized and therefore have not yet completed their initial fiscal year.

Distributor

Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.

Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to any of the Funds.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

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Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square New York, New York, 10036 is the independent registered public accounting firm for the Trust.

Legal Counsel

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

A Fund’s share price is known as its NAV. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (“Business Day.”) The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which the other Funds’ investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

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OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

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Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the

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responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to an Exchange. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit will be 50,000 and $3,000,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined above), of an order in proper form.

Creation Units of Shares may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Enhanced Clearing Process,” or (ii) outside the Enhanced Clearing Process, being referred to herein as the Manual Clearing Process. To purchase or redeem through the Enhanced Clearing Process, an Authorized Participant must be a member of National Securities Clearing Corporation (“NSCC”) that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Enhanced Clearing Process, in the Authorized Participant Agreement the Participant authorizes

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the Transfer Agent to transmit to the NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to the NSCC, the Authorized Participant agrees to deliver the Portfolio Deposit and such additional information as may be required by the Transfer Agent or the Distributor. A purchase order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

The consideration for purchase of a Creation Unit of Shares of a Fund consists of either cash or the Deposit Securities that is a representative sample of the securities in the Fund’s underlying index, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Unit(s) being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

BNYM makes available through the NSCC on each Business Day, either immediately prior to the opening of business on an Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Fund until such time as the next-announced Portfolio Deposit made available.

The identity and number of shares of the Deposit Securities required for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by Rafferty with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to Rafferty on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than three Business Days following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. A list of local holidays in the foreign countries or markets relevant to the international funds is set forth under “Regular Foreign Holidays” below.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Purchases Through the Manual Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Enhanced Clearing Process must state that it is not using the Enhanced Clearing Process and that the purchase instead will be effected through a transfer of securities and cash either through the Federal Reserve System (for cash and U.S. government securities) or directly through DTC. Purchases (and redemptions) of Creation Units of the Funds settled outside the Enhanced Clearing Process will be subject to a higher Transaction Fee than those settled through the Enhanced Clearing Process. Purchase orders effected outside the Enhanced Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Enhanced Clearing Process. Those persons placing orders outside the Enhanced Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Portfolio Deposit.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 4:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Placement of Redemption Orders Using Enhanced Clearing Process

Orders to redeem Creation Units of Funds through the Enhanced Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

With respect to each Fund, Rafferty makes available through the NSCC immediately prior to the opening of business on an Exchange on each day that an Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit consist of either cash or Redemption Securities, as announced by Rafferty through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement and, for the Fixed Income Funds, has the ability to transact through the Federal Reserve System. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be an Authorized Participant, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 4:00 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

For the Funds, if it is not possible to effect deliveries of the Redemption Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

After the Transfer Agent has deemed an order for redemption of a Fund’s shares outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Redemption Securities, which are expected to be delivered within three Business Days, and the Balancing Amount minus the Transaction Fee. In addition, with respect to Fund redemptions honored in cash, the redeeming party will receive the Cash Redemption Amount by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Due to the schedule of holidays in certain countries, however, the receipt of the Cash Redemption Amount may take longer than three Business Days following the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. See below for a list of local holidays in the foreign country relevant to the international funds.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the international funds, in certain circumstances. The holidays applicable to the international funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2012
Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 2	January 6	April 8	February 20	April 6
April 6	January 26	April 9	April 9	February 21	April 7
April 8	April 6	May 1	May 1	April 6	April 8
May 1	April 9	May 17	May 17	April 21	May 1
May 25	June 11	May 28	May 28	May 1	May 21
June 18	August 6	June 7	July 21	June 7	July 2
July 9	October 1	August 15	August 15	September 7	July 16
August 20	December 25	October 26	November 1	October 12	August 15
October 15	December 26	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 15
		December 26			November 1
November 2
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 23	January 1	January 1	January 1	January 6	May 1
January 24	January 9	April 25	January 7	April 6	December 25
January 25	March 19	May 1	April 15	April 9	December 26
January 26	April 5	May 8	April 16	May 1
January 27	April 6	July 5	April 25	May 17
February 23	May 1	July 6	May 1	June 22
February 24	May 21	September 28	June 16	December 6
April 4	June 11	October 28	July 1	December 24
May 1	June 18	November 17	July 23	December 26
October 1	July 2	December 24	August 20	December 31
October 2	July 20	December 25	August 21
October 3	August 7	December 26	August 22
	August 20		October 6
	October 15		October 26
	November 5		October 27
	November 12		October 28
	December 8		October 29

December 25		November 15
December 5
Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	January 2	January 1	April 6	January 1
April 6	February 20	January 23	March 14	April 14	August 17
April 9	April 6	January 24	March 15	May 1	December 25
May 1	April 9	January 25	March 28	August 15
May 17	May 1	April 4	May 1	December 25
May 28	May 28	April 6	May 16
June 7	August 15	April 7	August 20
October 3	December 25	April 9	October 23
November 1	December 26	April 28	October 31
December 25		May 1	November 1
December 26		June 23	December 25
		July 2	December 26
October 1
October 2
October 23
December 25
December 26

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 8	January 1	January 2	January 1	January 1
March 17	April 6	January 6	January 3	January 2	February 6
April 6	April 7	April 1	January 9	January 23	March 19
April 9	April 8	April 6	February 11	January 24	April 5
May 7	April 13	April 8	March 20	February 1	April 6
June 4	April 25	April 9	April 30	February 5	May 1
August 1	April 26		May 3	February 6	May 5
October 29	May 26	May 1	May 4	February 7	September 16
December 25	May 27	July 15	May 5	May 1	November 2
December 26	May 28	November 1	July 16	May 5	November 19
	July 29	December 8	September 17	June 2	December 1
	September 16	December 24	September 22	August 19	December 12
	September 17	December 25	October 8	August 20	December 25
	September 18	December 26	November 3	August 21
	September 25	December 31	November 23	August 31
	September 26		December 24	September 16
	September 30		December 31	September 17
	October 1			October 26
	October 2			November 13
	October 8			November 15
	October 9			December 25
December 8

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 2	January 1	January 1	April 6	January 1
April 6	January 3	April 5	April 5	April 9	January 2
April 9	January 23	April 6	April 6	May 1	January 3
April 30	January 30	May 1	April 9	December 25	January 4
May 17	February 6	June 29	May 1	December 26	January 5
May 28	April 6	July 28	June 12		January 6
December 25	April 9	July 29	August 26		January 7
December 26	April 25	August 30	November 1		January 9
	June 4	October 8	November 30		February 23
	October 22	November 1	December 25		March 8
	December 25	December 8	December 30		March 9
	December 26	December 25	December 31		April 30
May 1
May 9
June 9
June 11
June 12
November 5
December 29
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 2
January 2	January 2	January 23	January 6	January 6	April 6
January 23	March 21	January 24	March 19	April 6	April 9
January 24	April 6	March 1	April 6	April 9	May 17
April 6	April 9	April 11	April 9	May 1	May 28
May 1	April 27	May 1	May 1	May 17	August 1
May 5	May 1	May 5	August 15	June 6	December 25
August 9	June 16	May 28	October 12	June 22	December 26
August 19	August 9	June 6	November 1	December 24
August 20	September 24	August 15	December 6	December 25
October 26	December 17	September 30	December 8	December 26
November 13	December 25	October 1	December 25	December 31
December 25	December 26	October 3	December 26
December 19
December 25

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 2	January 1	January 2
January 22	March 7	May 19	April 6
January 23	April 6	August 30	April 9
January 24	April 13	October 29	May 7
January 25	April 16		June 4
January 26	May 1		June 5
January 27	May 7		August 27
February 4	June 4		December 25
February 27	August 2		December 26
February 28	August 13
March 3	October 23
April 4	December 5
May 1	December 10
June 23	December 31
September 30
October 10
December 22
December 31

Redemption

The longest redemption cycle for the international funds is a function of the longest redemption cycles among the countries whose stocks comprise the international funds. In the calendar year 2011*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the international funds is as follows:

2012*

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012 Feb. 20, 2012 Feb. 21, 2012 Sept. 24, 2012 Sept. 25, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012 Feb. 27, 2012 Feb. 27, 2012 Oct. 4, 2012 Oct. 5, 2012	12 11 10 7 6 10 10
Egypt	Aug. 15, 2012 Aug. 16, 2012 Aug. 17, 2012	Aug. 23, 2012 Aug. 23, 2012 Aug. 23, 2012	8 7 6
Hong Kong .	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 26, 2012 Jan. 26, 2012 Jan. 26, 2012	8 7 6
Israel	Sept. 12, 2012 Sept. 13, 2012	Sept. 19, 2012 Sept. 19, 2012	7 6

	Sept. 14, 2012 Sept. 20, 2012 Sept. 21, 2012	Sept. 19, 2012 Sept. 27, 2012 Sept. 27, 2012	5 7 6
Japan	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 April 27, 2012 May 1, 2012 May 2, 2012	Jan. 4, 2012 Jan. 4, 2012 Jan. 4. 2012 May 7, 2012 May 7, 2012 May 7, 2012	7 6 5 10 6 5
Malaysia	Jan. 31, 2012 Feb. 2, 2012 Feb. 3, 2012	Feb. 8, 2012 Feb. 8, 2012 Feb. 8, 2012	8 6 5
Russia	Dec. 28, 2011 Dec. 29, 2011 Dec. 30, 2011 Mar. 5, 2012 Mar. 6, 2012 Mar. 7, 2012 June 6, 2012 June 7, 2012 June 8, 2012	Jan. 10, 2012 Jan. 10, 2012 Jan. 10, 2012 Mar. 12, 2012 Mar. 12, 2012 Mar. 12, 2012 June 13, 2012 June 13, 2012 June 13, 2012	13 12 11 7 6 5 7 6 5
South Korea	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 25, 2012 Jan. 25, 2012 Jan. 25, 2012	7 6 5
Taiwan	Jan. 18, 2012 Jan. 19, 2012 Jan. 20, 2012	Jan. 30, 2012 Jan. 30, 2012 Jan. 30, 2012	12 11 10

* Settlement dates in the table above have been confirmed as of 11/1/2011. Holidays are subject to change without further notice.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit also is applicable to each redemption transaction.

Purchasers of Creation Units of Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. In addition, Rafferty may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually. A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“IRS”) has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the IRS, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the call option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”). As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

Because the Funds are newly organized and therefore have not yet completed their initial fiscal year prior to the date of this SAI, no financial statements are available for the Funds.

APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc. and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Investors Service – Municipal Bond Ratings

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard and Poor’s – Long-Term Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service – Short-Term Ratings

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard and Poor’s – Short-Term Municipal Ratings

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Investors Service – Commercial Paper Ratings

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard and Poor’s – Commercial Paper Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

APPENDIX B

Direxion Shares ETF Trust

Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues. With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Shares ETF Trust (collectively, the “Trust”). ISS prepares custom research and votes per their recommendation. If we agree with their recommendation, no action is required. However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I. Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations. Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II. Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below. Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation. Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III. Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank. Reports are verified monthly through ISS’s Votex website. ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year. US Bank files the NP-X with the SEC on the Trust’s behalf. These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of the Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between chief executive pay and company performance;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

•	Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

•	The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

•	The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

•	An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

•

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

•	Market reaction - How has the market responded to the proposed deal?

•	Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s length? Was the process fair and equitable?

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

•	Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites for non-employee directors; and

•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s net asset value;

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

DIREXION SHARES ETF TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)	Certificate of Trust dated April 23, 2008 is herein incorporated by reference from the Direxion Shares ETF Trust’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on April 30, 2008.

	(ii)	Trust Instrument is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(b)		By-Laws dated April 23, 2008 are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(c)		Shareholders’ Rights are contained in Articles IV, V, VI, IX, and X of the Trust’s Trust Instrument and Articles V, VI, VII, VIII and IX of the Trust’s By-Laws.

(d)	(i)(A)	Form of Investment Advisory Agreement between the Trust and Rafferty Asset Management, LLC (“RAM”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i)(F)	Fifth Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 10, 2011.

	(i)(G)	Sixth Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(i)(H)	Seventh Amended Schedule A of the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

	(i)(I)	Eighth Amended Schedule A of the Investment Advisory Agreement – to be filed by amendment.

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(e)	(i) (A)	Form of Distribution Agreement between the Trust and Foreside Fund Services, LLC (“Foreside”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i)(F)	Fifth Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 10, 2011.

	(i)(G)	Sixth Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(ii)	Form of Authorized Participant Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(f)		Bonus, profit sharing contracts – None.

(g)	(i)(A)	Form of Custody Agreement between the Trust and The Bank of New York (“BONY”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

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	(i)(F)	Fifth Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(i)(G)	Sixth Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

	(i)(H)	Seventh Amended Schedule II to the Custody Agreement – to be filed by amendment.

(h)	(i)(A)	Form of Transfer Agency and Service Agreement between the Trust and BONY is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i)(F)	Fifth Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

	(i)(G)	Sixth Amendment Appendix I to the Transfer Agency and Service Agreement – to be filed by amendment.

	(ii)(A)	Form of Fund Administration and Accounting Agreement between the Trust and BONY is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(ii)(B)	Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(ii)(C)	Second Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(ii)(D)	Third Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(ii)(E)	Fourth Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

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	(ii)(F)	Fifth Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

	(ii)(G)	Sixth Amended Exhibit A to the Fund Administration and Accounting Agreement is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

	(ii)(H)	Seventh Amended Exhibit A to the Fund Administration and Accounting Agreement – to be filed by amendment.

	(iii)	Advisory Fee Waiver Agreement – filed herewith.

(j)		Power of Attorney dated June 1, 2011 is herein incorporated by reference from the Post-Effective Amendment No. 28 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2011.

(k)		Financial Statements omitted from prospectus – None.

(l)		Initial Capital Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(m)	(i)(A)	Rule 12b-1 Distribution Plan is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

	(i)(B)	Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 1, 2009.

	(i)(C)	Second Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 11, 2010.

	(i)(D)	Third Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 16, 2010.

	(i)(E)	Fourth Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement filed on Form N-1A with the SEC on July 13, 2010.

	(i)(F)	Fifth Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 10, 2011.

	(i)(G)	Sixth Amended Schedule A to Rule 12b-1 Distribution Plan is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 25, 2011.

	(i)(H)	Seventh Amended Schedule A to Rule 12b-1 Distribution Plan – to be filed by amendment.

(n)		Rule 18f-3 Plan – None.

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(o)		Reserved.

(p)	(i)(A)	Form of Code of Ethics for the Trust and RAM is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

Item 29. Persons Controlled by or Under Common Control with Registrant

Immediately prior to the public offering of the Registrant’s shares for each series, the following persons may be deemed individually to control the Funds or the Trust:

Rafferty Asset Management, LLC will be the sole shareholder immediately prior to the public offering of each Fund.

Item 30. Indemnification

Article IX of the Trust Instrument of the Registrant provides as follows:

Section 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series may contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)	as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

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(ii)	in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the By-laws of the Registrant provides as follows:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 7 of the Investment Advisory Agreement provides as follows:

The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or

6

from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Adviser, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

Section 6 of the Distribution Agreement provides as follows:

(a) The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Investment Adviser or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and Product Description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law, (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or Product Description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them.

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The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b) The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees, (ii) the breach of any obligation, representation or warranty pursuant to this Agreement by the Distributor, (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations, or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor, it being understood that the Trust will rely upon certain information provided by the Distributor for use in the preparation of the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports or other information relating to the Funds or made public by the Trust.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

(c) No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without the prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

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Section 13 of the Authorized Participant Agreement provides as follows:

(a) The Participant hereby agrees to indemnify and hold harmless the Distributor, the Funds, the Index Receipt Agent, their respective subsidiaries, affiliates, directors, officers, employees, and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”), from and against any loss, liability, cost, or expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of this Agreement; (ii) any failure on the part of the Participant to perform any of its obligations set forth in this Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with the Fund Documents, AP Handbook or Annex II (as each may be amended from time to time) reasonably believed by the Distributor and/or the Index Receipt Agent to be genuine and to have been given by the Participant; or (v) the Participant’s failure to complete a Purchase Order or Redemption Order that has been accepted. The Participant understands and agrees that the Funds as third party beneficiaries to this Agreement are entitled to proceed directly against the Participant in the event that the Participant fails to honor any of its obligations under this Agreement that benefit the Fund. The Distributor shall not be liable to the Participant for any damages arising out of mistakes or errors in data provided to the Distributor, or out of interruptions or delays of communications with the Indemnified Parties who are service providers to the Fund, nor is the Distributor liable for any action, representation, or solicitation made by the wholesalers of the Fund.

(b) The Distributor hereby agrees to indemnify and hold harmless the Participant and the Index Receipt Agent, their respective subsidiaries, affiliates, directors, officers, employees, and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”), from and against any loss, liability, cost, or expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Distributor of any provision of this Agreement; (ii) any failure on the part of the Distributor to perform any of its obligations set forth in this Agreement; (iii) any failure by the Distributor to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any representations made in accordance with the Fund Documents and AP Handbook (as each may be amended from time to time) reasonably believed by the Participant to be genuine and to have been given by the Distributor. The Participant shall not be liable to the Distributor for any damages arising out of mistakes or errors in data provided to the Participant, or out of interruptions or delays of communications with the Indemnified Parties who are service providers to the Fund, nor is the Participant liable for any action, representation, or solicitation made by the wholesalers of the Fund.

(c) The Funds, the Distributor, the Index Receipt Agent, or any person who controls such persons within the meaning of Section 15 of the 1933 Act, shall not be liable to the Participant for any damages arising from any differences in performance between the Deposit Securities in a Fund Deposit and the Fund’s benchmark index.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the

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matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (“Rafferty”) provides investment advisory services to all Funds of the Trust. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC. Rafferty’s offices are located at 33 Whitehall Street, 10th Floor, New York, New York 10004. Information as to the directors and officers of Rafferty is included in its current Form ADV filed with the SEC (File No. 801-54679).

Item 32. Principal Underwriter

(a) Foreside Fund Services, LLC (“Foreside”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, Henderson Global Funds, Bridgeway Funds, Inc., Century Capital Management Trust, Sound Shore Fund, Inc., Forum Funds, Central Park Group Multi-Event Fund, PMC Funds, Series of the Trust for Professional Managers, Nomura Partners Funds, Inc., Wintergreen Fund, Inc., RevenueShares ETF Trust, Direxion Shares ETF Trust, Javelin Exchange-Traded Trust, AdvisorShares Trust, Liberty Street Horizon Fund, Series of the Investment Managers Series Trust, DundeeWealth Funds, U.S. One Trust, Turner Funds, and Center Coast MLP Focus Fund, Series of the Investment Managers Series Trust.

(b) The following table identifies the officers of Foreside and their positions, if any, with the Registrant. The business address of each of these individuals is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (the “1940 Act”) are maintained in the physical possession of the Direxion Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 12, 2012.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill	President and Chairman of the Board	June 12, 2012
Daniel D. O’Neill

/s/ Patrick J. Rudnick	Principal Financial Officer and Treasurer	June 12, 2012
Patrick J. Rudnick

/s/ Daniel J. Byrne*	Trustee	June 12, 2012
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	June 12, 2012
Gerald E. Shanley III

/s/ John Weisser*	Trustee	June 12, 2012
John Weisser

*By:	Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(h)(iii)	Advisory Fee Waiver Agreement